Related parties (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Schedule of related party transactions
Following below is the balance sheet balances and amounts of the Group's income statement corresponding to operations with the parties related to it, distinguishing between associates and joint ventures, members of the Bank's board of directors, the Bank's executive vice presidents, and other related parties. Related-party transactions were made on terms equivalent to those that prevail in arm's-length transactions or, when this was not the case, the related compensation in kind was recognised.

Million euros
	2019				2018				2017
	Associates and joint ventures	Members of the board of directors	Executive vicepresidents	Other related parties	Associates and joint ventures	Members of the board of directors	Executive vicepresidents	Other related parties	Associates and joint ventures	Members of the board of directors	Executive vicepresidents	Other related parties
Assets:	9,659	—	26	104	7,202	—	30	256	6,048	—	21	300
Cash, cash balances at central banks and other deposits on demand	740	—	—	—	—	—	—	—	—	—	—	—
Loans and advances: credit institutions	961	—	—	—	704	—	—	—	472	—	—	—
Loans and advances: customers	6,950	—	26	104	6,142	—	30	256	5,081	—	21	279
Debt instruments	848	—	—	—	295	—	—	—	473	—	—	21
Others	160	—	—	—	61	—	—	—	22	—	—	—

Liabilities:	2,689	41	12	57	1,650	19	12	363	748	19	14	63
Financial liabilities: credit institutions	563	—	—	—	8	—	—	—	309	—	—	—
Financial liabilities: customers	2,064	41	12	57	1,596	19	12	363	414	19	14	63
Marketable debt securities	—	—	—	—	8	—	—	—	4	—	—	—
Others	62	—	—	—	38	—	—	—	21	—	—	—

Income statement:	1,386	—	—	2	993	—	—	31	1,020	—	—	14
Interest income	111	—	—	1	73	—	—	14	57	—	—	8
Interest expense	15	—	—	—	3	—	—	1	3	—	—	—
Gains/losses on financial assets and liabilities and others	47	—	—	—	82	—	—	—	302	—	—	—
Commission income	1,269	—	—	1	853	—	—	18	735	—	—	6
Commission expense	26	—	—	—	12	—	—	—	71	—	—	—

Other:	4,219	7	3	49	4,707	9	3	782	3,881	7	3	597
Contingent liabilities and others	17	5	2	38	21	7	1	508	6	6	1	352
Contingent commitments	197	1	1	6	393	1	2	64	301	1	2	60
Derivative financial instruments	4,005	1	—	5	4,293	1	—	210	3,574	—	—	185